Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Accrued salaries and other compensation liabilities	$ 6,414	$ 36
Accrued professional services	3,319	1,962
Other accrued expenses and current liabilities	3,031	193
Total	$ 12,764	$ 2,191